CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Repurchase Agreements (Details) S/ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Repurchase agreement [Abstract]
Credit derivative, nominal amount | $					$ 73,642,609	$ 54,844,606
Minimum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		January 2022	January 2021
Maximum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		March 2032	March 2032
Libor 6M + 1.68% [Member]
Repurchase agreement [Abstract]
Term of fixed and variable rates		6 months	6 months
Debt instrument term of basis spread on variable rate		1.68%	1.68%
Accrued interest fixed and variable rates		0.50%	0.50%
Libor 6M + 1.90% [Member]
Repurchase agreement [Abstract]
Term of fixed and variable rates		6 months	6 months
Debt instrument term of basis spread on variable rate		1.90%	1.90%
Accrued interest fixed and variable rates		6.73%	6.73%
Cross Currency Swaps [Member] | Cash Flow Hedges [Member]
Repurchase agreement [Abstract]
Credit derivative, nominal amount		S/ 179,400	S/ 162,900		45,000	45,000
Cross Currency Swap Contract One [Member] | Cash Flow Hedges [Member]
Repurchase agreement [Abstract]
Credit derivative, nominal amount		99,700	90,500		$ 25,000	$ 25,000
Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 21,191,810	S/ 27,164,768
BCRP Reactiva Peru [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Soles
Borrowings, maturity	[1]	May 2023 / December 2025	May 2023 / December 2023
Financial liabilities	[1]	S/ 15,729,959	S/ 20,916,438
BCRP [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Soles
Borrowings, maturity		January 2022 / September 2025	March 2021 / July 2024	[1]
Financial liabilities		S/ 2,938,683	S/ 2,903,266
Banco Central de Bolivia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Bolivianos
Borrowings, maturity		February 2022 / December 2022	February 2021 / December 2022
Financial liabilities		S/ 736,155	S/ 486,331
BCRP Reactiva Peru Especial [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Soles
Borrowings, maturity	[1]	June 2023 / December 2025	June 2023 / December 2023
Financial liabilities	[1]	S/ 672,289	S/ 756,387
Bcrp nota [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[2]	Soles
Borrowings, maturity	[2]	March 2022 / March 2023	February 2021 / March 2023
Financial liabilities	[2]	S/ 285,000	S/ 1,055,000
Natixis SA one [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Soles
Borrowings, maturity		August 2028	August 2028
Financial liabilities		S/ 270,000	S/ 270,000
Banco de la Repblica de Colombia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Colombian pesos
Borrowings, maturity		January 2022	January 2021
Financial liabilities		S/ 203,026	S/ 319,481
Citigroup Global Markets Limited one [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[2]	US dollar
Borrowings, maturity	[2]	August 2026	August 2026
Financial liabilities	[2]	S/ 179,415	S/ 162,945
Natixis S.A Two [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[3]	US dollar
Borrowings, maturity	[3]	August 2026	August 2026
Financial liabilities	[3]	S/ 99,675	S/ 90,525
Other Minors [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 1,848	S/ 91,160
Other Minors [Member] | Debt Instruments [Member] | Minimum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		January 2022	January 2021 / April 2033
Accrued Interest [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 75,760	S/ 113,235
Repurchase Agreements [Member]
Repurchase agreement [Abstract]
Fixed interest annual rate		0.50%
Agreement grace period		12 months
Maximum borrowings capacity		S/ 24,286,500	S/ 10,864,600

[1]	It corresponds to Agreement Transactions where BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.5 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 2021, the total credits granted through the Reactiva Perú program is S/10,864.6 million (S/24,286.5 million, at December 31, 2020), see Note 7(a). See more details of the Reactiva Perú program in Note 2(b).
[2]	As of December 31, 2021 the Group maintains cross currency swaps (CCS) which were designated as a cash flow hedge of certain repurchase agreements in US dollar at variable rate for a notional amount of US$ 45.0 million, equivalent to S/ 179.4 million (approximately US$ 45.0 million, equivalent to S/162.9 million, at December 31, 2020). By means of these CCS, said repurchase agreements were economically converted to soles, see note 13(c).
[3]	As of December 31, 2021, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in US dollar at variable rate for a total notional amount of US$25.0 million, equivalent to S/99.7 million (approximately US$25.0 million, equivalent to S/90.5 million, at December 31, 2020). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see note 13(c).